UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______

_____________________________
(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Octane Receivables Trust 2023-1___
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor (if applicable):	0001793561

Central Index Key Number of issuing entity (if applicable):	0001963211

Central Index Key Number of underwriter (if applicable):	Not Applicable

Sean Fernandez-Ledon, (646) 583-7867
Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of Third-Party Due Diligence Reports Obtained by the Issuer

Attached as Exhibit 99.1 hereto is the Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated October 21, 2022, with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP with respect to certain receivables that are contained in the pool of receivables of the Octane Receivables Trust 2023-1 transaction.

Attached as Exhibit 99.2 hereto is the Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated January 23, 2023, with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 30, 2023

OCTANE RECEIVABLES, LLC
 (Depositor)

By: /s/ Steven Fernald
Name: Steven Fernald
Title: Treasurer and Senior Officer in Charge of Securitization

EXHIBIT INDEX

Exhibit No.	Description
Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated October 21, 2022.
Exhibit 99.2	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated January 23, 2023.